SIGNIFICANT TRANSACTIONS - Liquidation of VC ESOP (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about business combination [line items]
Gain on disposal of subsidiaries, net	$ 19	$ 497	$ 19	$ 497
VC ESOP | VEON Amsterdam B.V.
Disclosure of detailed information about business combination [line items]
Gain on disposal of subsidiaries, net			$ 19